TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other current receivables [abstract]
Schedule of Trade Receivables
	Year ended December 31,
	2018	2019

BARDA (see also Note 17b)	-	3,267
Others receivables	560	840

	560	4,107